Taxes (Details) - Schedule of components of the income tax provision (benefit) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Current tax provision	$ 1,357,697	$ 3,026,867	$ 2,552,097
Deferred tax provision (benefit)	(605,278)	(668,341)	(9,886)
Total income tax provision	752,419	2,358,526	2,542,211
Cayman [Member]
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Current tax provision
Deferred tax provision (benefit)
Hong Kong [Member]
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Current tax provision
Deferred tax provision (benefit)
PRC [Member]
Taxes (Details) - Schedule of components of the income tax provision (benefit) [Line Items]
Current tax provision	1,357,697	3,026,867	2,552,097
Deferred tax provision (benefit)	$ (605,278)	$ (668,341)	$ (9,886)